UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005 (unaudited)

Description	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 97.2%
ASSET BACKED SECURITIES 1.2%
Centurion CDO VII Ltd., Ser. 2004-7A, Cl. D1 144A (cost $5,000,000; purchased 4/14/04)	Ba2	12.09%		1/30/16	$5,000	(k)	$5,000,000
CSAM Funding Corp. I, Sub. Notes, Cl. D-2 144A (cost $7,000,000; purchased 3/15/01)	Ba2	9.08	(j)	3/29/16	7,000	(k)	6,510,000
Landmark IV CDO Ltd., 144A (cost $3,500,000; purchased 9/23/04)	Ba2	9.16	(j)	12/21/16	3,500	(k)	3,517,500
Liberty Square Ltd., Ser. 2001-2A, Cl. D 144A (cost $3,408,779; purchased 5/23/01)	Ba3	9.19	(j)	6/15/13	3,462	(k)	1,315,462
Octagon Investment Partners III, Sr. Sec’d.
Notes	Ba3	9.26	(j)	12/14/11	5,000		4,510,000

Total asset backed securities (cost $ 23,908,779)							20,852,962

CORPORATE BONDS 91.0%
Aerospace/Defense 1.7%
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50		5/15/11	2,955		3,132,300
Argo-Tech Corp., Sr. Notes	B3	9.25		6/1/11	1,230		1,322,250
BE Aerospace, Inc.
Sr. Sub. Notes, Ser. B	Caa2	8.00		3/1/08	1,550		1,538,375
Sr. Sub. Notes, Ser. B	Caa2	8.875		5/1/11	4,790	(g)	4,849,875
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75		6/15/13	1,000		1,040,000
K&F Acquisition, Inc., Sr. Sub. Notes, 144A	Caa1	7.75		11/15/14	3,325		3,225,250
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625		6/15/12	7,500		7,968,750
Sequa Corp., Sr. Notes, Ser. B	B1	8.875		4/1/08	3,775		3,963,750
Standard Aero Holdings, Inc., 144A	Caa1	8.25		9/1/14	2,740		2,835,900

							29,876,450

Airlines 0.9%
American Airlines, Inc., Certs., Ser. 91-A2	B3	10.18		1/2/13	2,000		1,440,340
AMR Corp.,
Deb.	Caa2	10.00		4/15/21	3,783		2,477,865
Notes	NR	10.40		3/10/11	4,450		3,137,250
Calair Capital LLC, Gtd. Sr. Notes	Caa2	8.125		4/1/08	2,980		2,294,600
Continental Airlines, Inc.,
Certs., Ser. 981B	Ba2	6.748		3/15/17	3,804		3,104,559
Sr. Notes	Caa2	8.00		12/15/05	45		44,325
Delta Air Lines, Inc.,
Notes	Ca	8.30		12/15/29	3,930		1,237,950
Ser. 93-A2	Caa2	10.50		4/30/16	2,100		1,176,231
Northwest Airlines Corp., Gtd. Notes	Caa1	10.00		2/1/09	850	(g)	531,250

							15,444,370

Automotive 2.1%
ArvinMeritor, Inc., Notes	Ba1	8.75		3/1/12	8,570	(g)	8,912,800
General Motors Acceptance Corp., Notes	Baa1	6.125		9/15/06	4,925		4,902,286
Navistar International Corp., Sr. Notes, Ser. B	Ba3	9.375		6/1/06	2,875		2,997,187
Tenneco Automotive, Inc., Sr. Sub. Notes, 144A	B3	8.625		11/15/14	3,850	(g)	3,744,125
TRW Automotive,
Sr. Notes	Ba3	9.375		2/15/13	6,182		6,645,650
Sr. Sub. Notes	B1	11.00		2/15/13	425		476,000

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005 (unaudited)

Description	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
Visteon Corp.,
Notes	Ba2	7.00		3/10/14	7,590	(g)	6,451,500
Sr. Notes	Ba2	8.25		8/1/10	3,135	(g)	2,978,250

							37,107,798

Banking 0.5%
Halyk Savings Bank of Kazakhstan, Notes, 144A	Baa2	8.125		10/7/09	1,620		1,656,450
Kazkommerts Int’l. BV
Gtd. Notes, 144A	Baa2	7.00		11/3/09	2,210		2,182,375
Gtd. Notes, 144A	Baa2	8.50		4/16/13	4,435		4,479,350

							8,318,175

Building Materials & Construction 2.0%
American Standard, Inc., Gtd. Notes	Baa3	7.375		4/15/05	5,000		5,008,170
D.R. Horton, Inc.,
Sr. Gtd. Notes	Ba1	8.00		2/1/09	4,565	(g)	4,907,868
Sr. Notes	Ba1	7.50		12/1/07	2,000	(g)	2,103,518
Sr. Notes	Ba1	8.50		4/15/12	4,375		4,772,972
Goodman Global Holdings, Inc., Sr. Notes, 144A	B3	5.76	(j)	6/15/12	2,480		2,455,200
K Hovnanian Enterprises, Inc., Gtd. Notes, 144A	Ba1	6.25		1/15/15	3,000		2,871,201
KB Home, Sr. Sub. Notes	Ba2	8.625		12/15/08	6,325	(g)	6,870,670
New Millenium Homes LLC, (cost $1,953,409; purchased 5/27/98)	NR	Zero		12/31/07	1,854	(d)(f)(k)	1,112,400
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50		9/1/14	6,290		6,069,850

							36,171,849

Cable 2.7%
Callahan Nordrhein Westfalen (Germany),
Sr. Disc. Notes, Zero Coupon (until 07/15/05) (cost $9,882,293; purchased 6/29/00)	NR	16.00	(l)	7/15/10	15,000	(b)(e)(i)(k)	1,350,000
Sr. Notes (cost $5,429,117; purchased 6/29/00)	NR	14.00		7/15/10	6,900	(e)(i)(k)	759,000
Charter Communications Holdings II, Sr. Notes	Caa1	10.25		9/15/10	3,000	(g)	3,060,000
Charter Communications Holdings LLC,
Sr. Disc. Notes	Ca	Zero		1/15/10	1,800	(g)	1,543,500
Sr. Disc. Notes	Ca	Zero		1/15/11	2,000	(g)	1,600,000
Sr. Disc. Notes, Zero Coupon (until 5/15/06)	Ca	11.75	(l)	5/15/11	3,000	(g)	2,070,000
Sr. Notes	Ca	10.75		10/1/09	2,700		2,214,000
Sr. Notes	Ca	9.625		11/15/09	1,600	(g)	1,252,000
Sr. Notes	Ca	10.25		1/15/10	5,280	(g)	4,237,200
Sr. Notes	Ca	11.125		1/15/11	9,000	(g)	7,267,500
Sr. Notes	Ca	10.00		5/15/11	3,520	(g)	2,701,600
Charter Communications Operating LLC, Sr. Notes, 144A (cost $2,497,613; purchased 4/22/04)	B2	8.375		4/30/14	2,500	(g)(k)	2,512,500
Charter Communications Southeast	B2	5.742		4/7/10	7,000		7,011,249
CSC Holdings, Inc.
Deb.	B1	7.625		7/15/18	910	(d)	946,400
Sr. Notes	B1	7.875		12/15/07	4,500		4,680,000
Sr. Notes, Ser. B	B1	8.125		7/15/09	1,300		1,371,500
Sr. Notes, Ser. B	B1	7.625		4/1/11	1,625		1,690,000
Rogers Cable, Inc., Sr. Sec’d. Notes	Ba3	6.75		3/15/15	2,525	(g)	2,487,125

							48,753,574

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005 (unaudited)

Description	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
Capital Goods 4.9%
Allied Waste of North America, Inc.,
Gtd. Notes, Ser. B	B2		8.50	12/1/08	4,785	(g)	4,904,625
Sr. Notes, 144A	B2		7.25	3/15/15	1,395		1,325,250
Sr. Notes, Ser. B	B2		5.75	2/15/11	4,320		3,931,200
Sr. Notes, Ser. B	B2		9.25	9/1/12	7,690		8,228,300
Blount, Inc., Sr. Sub. Notes	Caa1		8.875	8/1/12	3,325		3,507,875
Case New Holland, Inc., Sr. Notes, 144A	Ba3		9.25	8/1/11	4,655		4,957,575
Flowserve Corp., Sr. Sub. Notes	B2		12.25	8/15/10	2,375		2,582,813
Great Lakes Dredge & Dock Co., Sr. Sub. Notes	Caa3		7.75	12/15/13	2,645	(g)	2,195,350
Holt Group, Inc., Sr. Notes (cost $8,158,700; purchased 1/15/98)	NR		9.75	1/15/06	8,120	(e)(k)	40,600
Invensys PLC (United Kingdom), Sr. Notes, 144A	B3		9.875	3/15/11	2,665	(i)	2,711,637
Johnsondiversey Holdings, Inc. Sr. Disc. Notes (cost $3,449,413; purchased 9/8/03)	B3		Zero	5/15/13	4,610	(g)(k)	3,964,600
Sr. Sub. Notes, Ser. B	B2		9.625	5/15/12	900		967,500
Joy Global, Inc., Gtd. Notes	Ba2		8.75	3/15/12	4,151		4,566,100
Knowledge Learning Corp, Inc., Gtd. Notes, 144A	B3		7.75	2/1/15	3,725		3,594,625
Manitowoc Co., Inc., Gtd. Notes	B2		10.50	8/1/12	6,216		7,055,160
Mueller Group, Inc., Sr. Sub. Notes	Caa1		10.00	5/1/12	2,545		2,748,600
Stena AB (Sweden),
Sr. Notes	Ba3		9.625	12/1/12	2,200	(i)	2,436,500
Sr. Notes	Ba3		7.50	11/1/13	4,900	(i)	4,851,000
Terex Corp.,
Sr. Sub. Notes	B3		10.375	4/1/11	10,830	(g)	11,777,625
Sr. Sub. Notes	B3		9.25	7/15/11	1,845		2,011,050
TRISM, Inc., Sr. Sub. Notes (cost $492,173; purchased 3/7/00)	NR		12.00	2/15/49	435	(b)(d)(e)(k)	1,087
Tyco Int’l. Group SA,
Notes, 144A	Baa3		3.125	1/15/23	1,100	(g)	1,740,750
Sr. Notes	Baa3		6.375	2/15/06	1,200		1,221,175
United Rentals North America, Inc., Sr. Notes	B1		6.50	2/15/12	6,750	(g)	6,564,375

							87,885,372

Chemicals 6.0%
BCP Caylux Holdings SCA (Luxembourg), Sr.
Sub. Notes, 144A	B3		9.625	6/15/14	650	(i)	741,000
Equistar Chemicals LP,
Gtd. Notes	B2		10.125	9/1/08	3,565	(g)	3,939,325
Notes (cost $1,381,976; purchased 5/5/03)	B+	(a)	6.50	2/15/06	1,400	(k)	1,414,000
Sr. Notes	B2		10.625	5/1/11	3,030	(g)	3,401,175
Hercules, Inc., Gtd. Notes	Ba3		6.75	10/15/29	575		563,500
Huntsman Advanced Materials LLC, Sec’d.
Notes, 144A	Ba3		11.00	7/15/10	675		774,563
Huntsman Co. LLC
Gtd. Notes	B1		11.625	10/15/10	4,300		5,031,000
Sr. Notes, 144A	B2		11.75	7/15/12	660		772,200
Huntsman International LLC
Gtd. Notes	B2		9.875	3/1/09	6,700		7,236,000
Sr. Sub. Notes	B3		10.125	7/1/09	1,238		1,287,520
IMC Global, Inc.,
Gtd. Notes	Ba3		11.25	6/1/11	1,600		1,784,000

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005 (unaudited)

Description	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
Sr. Notes	Ba3		10.875	8/1/13	2,700		3,226,500
Sr. Notes, Ser. B	Ba3		10.875	6/1/08	3,618		4,142,610
Sr. Notes, Ser. B	Ba3		11.25	6/1/11	10,600		11,819,000
ISP Chemco, Inc., Sr. Sub. Notes, Ser. B	B1		10.25	7/1/11	6,370		6,895,525
Koppers, Inc., Gtd. Notes	B2		9.875	10/15/13	4,710		5,251,650
Lyondell Chemical Co.,
Sec’d Notes, Ser. A	B1		9.625	5/1/07	8,000		8,590,000
Sr. Sec’d. Notes	B1		9.50	12/15/08	2,735		2,926,450
Sr. Sec’d. Notes	B1		9.50	12/15/08	3,050		3,263,500
Sr. Sec’d. Notes, Ser. B	B1		9.875	5/1/07	258	(g)	264,450
Sr. Sec’d. Notes	B1		10.50	6/1/13	1,010	(g)	1,161,500
Nalco Co.
Sr. Notes	B2		7.75	11/15/11	4,695	(g)	4,882,800
Sr. Sub. Notes	Caa1		8.875	11/15/13	4,560	(g)	4,879,200
OM Group, Inc., Sr. Sub. Notes	Caa1		9.25	12/15/11	3,620		3,728,600
Rhodia SA (France)
Sr. Notes	B3		10.25	6/1/10	4,960	(g)(i)	5,406,400
Sr. Sub. Notes	Caa1		8.875	6/1/11	5,740	(g)(i)	5,582,150
Rockwood Specialties, Inc., Sr. Sub. Notes (cost $3,854,719; purchased 7/9/03)	B3		10.625	5/15/11	4,500	(k)	4,995,000
Westlake Chemical Corp., Sr. Notes	Ba2		8.75	7/15/11	3,551		3,883,906

							107,843,524

Consumer 1.0%
Coinmach Corp., Sr. Notes	CCC+	(a)	9.00	2/1/10	2,302		2,348,040
Levi Strauss & Co.
Sr. Notes	Caa3		12.25	12/15/12	5,730	(g)	6,245,700
Sr. Notes, 144A	Caa3		7.73	4/1/12	1,750	(g)	1,719,375
Sr. Notes, 144A	Caa3		9.75	1/15/15	1,055	(g)	1,036,537
Service Corp. Int’l.,
Notes	Ba3		6.50	3/15/08	6,195	(g)	6,210,488
Sr. Notes	Ba3		6.00	12/15/05	870		870,000

							18,430,140

Electric 10.0%
AES Corp.,
Sec’d. Notes, 144A	Ba3		8.75	5/15/13	935		1,019,150
Sr. Notes	B1		9.50	6/1/09	6,635	(g)	7,257,031
Sr. Notes	B1		9.375	9/15/10	9,475	(g)	10,446,188
AES Eastern Energy LP, Certs., Ser. A	Ba1		9.00	1/2/17	5,982		6,879,297
Allegheny Energy Supply Co., LLC, 144A	B2		8.25	4/15/12	2,045	(g)	2,167,700
Aquila, Inc., Sr. Notes	B2		9.95	2/1/11	5,338		5,978,560
Beaver Valley II Funding Corp., Deb.	Baa3		9.00	6/1/17	6,900		8,057,130
Calpine Corp., Sec’d. Notes, 144A	B	(a)	8.75	7/15/13	15,210	(g)	11,483,550
Calpine Energy Finance (Canada), Gtd. Sr.
Notes	Caa1		8.50	5/1/08	1,300	(g)(i)	923,000
CMS Energy Corp.
Sr. Notes	B1		9.875	10/15/07	1,250		1,356,250
Sr. Notes	B1		7.50	1/15/09	5,625	(g)	5,793,750
Sr. Notes	B1		8.50	4/15/11	4,060	(g)	4,384,800
Dynegy Holdings, Inc.,
Sec’d. Notes, 144A	B3		9.875	7/15/10	1,395		1,494,394
Sec’d. Notes, 144A	B3		10.125	7/15/13	8,025		8,747,250
Sr. Notes	Caa2		6.875	4/1/11	1,895	(g)	1,681,812
Edison Mission Energy,
Sr. Notes	B1		7.73	6/15/09	8,285	(g)	8,637,112

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005 (unaudited)

Description	Moody’s Rating		Interest Rate		Maturity Date	Principal Amount (000)		Value
Sr. Notes	B1		9.875		4/15/11	1,250	(g)	1,443,750
Empresa Nacional de Electricidad SA (Chile),
Notes	Ba1		8.35		8/1/13	8,765	(i)	9,825,696
Notes	Ba1		8.625		8/1/15	5,650	(i)(g)	6,520,586
Homer City Funding LLC, Gtd. Notes	Ba2		8.137		10/1/19	1,960		2,151,100
Midland Funding II Corp.,
Deb.	Ba3		11.75		7/23/05	1,277		1,302,631
Deb.	Ba3		13.25		7/23/06	11,440		12,319,244
Midwest Generation LLC
Certs., Ser. A (cost $4,996,813; purchased 11/20/03)	B1		8.30		7/2/09	4,855	(k)	5,206,987
Certs., Ser. B	B1		8.56		1/2/16	835		933,113
Sec’d.	B1		8.75		5/1/34	3,025		3,372,875
Mirant Corp., Sr. Notes, 144A	NR		7.40		7/15/49	2,600	(e)	2,028,000
Mission Energy Holding Co., Sec’d. Notes	B2		13.50		7/15/08	2,890		3,468,000
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Ba2		8.25		6/1/11	2,465	(g)	2,736,150
Noteco Ltd. (United Kingdom)	NR		6.918	(l)	6/30/25	GBP1,249	(e)(i)	2,549,119
NRG Energy, Inc., Sec’d. Notes, 144A	B1		8.00		12/15/13	9,404		9,944,730
Orion Power Holdings, Inc., Sr. Notes	B2		12.00		5/1/10	6,235		7,575,525
Reliant Energy Mid-Atlantic, Inc., Certs., Ser. C	B1		9.681		7/2/26	3,600	(g)	3,842,102
Reliant Resources, Inc., Sec’d. Notes	B1		9.50		7/15/13	8,015		8,716,313
Sierra Pacific Power Co., Ser. A	Ba2		8.00		6/1/08	2,040		2,162,400
Sierra Pacific Resources, Sr. Notes	B2		8.625		3/15/14	2,165	(g)	2,305,725
Teco Energy, Inc., Sr. Notes	Ba2		7.50		6/15/10	1,000		1,065,000
Texas Genco Holdings Bank Loan
(cost $1,961,651; purchased 12/8/04)	Ba2		5.05		12/15/11	1,962	(k)	1,987,806
(cost $810,247; purchased 12/8/04)	Ba2		5.05		12/15/14	810	(k)	821,050
UtiliCorp Finance Corp., Sr. Notes (Canada)	B2		7.75		6/15/11	840	(i)	865,200
York Power Funding (Cayman Islands), Sr. Sec’d. Notes, 144A (cost $1,963,363; purchased 7/31/98)	D	(a)	12.00		10/30/07	1,963	(b)(e)(f)(i)(k)	169,831

								179,619,907

Energy - Other 3.3%
Chesapeake Energy Corp.
Sr. Notes	Ba3		7.00		8/15/14	2,650		2,729,500
Sr. Notes	Ba3		6.875		1/15/16	4,925		4,974,250
Sr. Notes, 144A	Ba3		6.375		6/15/15	3,900	(g)	3,851,250
Encore Acquisition Co., Sr. Sub. Notes	B2		6.25		4/15/14	2,085		2,085,000
Forest Oil Corp., Sr. Notes	Ba3		8.00		6/15/08	1,260		1,338,750
Hanover Compressor Co., Sr. Notes	B3		8.625		12/15/10	2,075	(g)	2,168,375
Hanover Equipment Trust, Sec’d. Notes, Ser. B	B2		8.75		9/1/11	7,325	(g)	7,727,875
Houston Exploration Co., Sr. Sub. Notes	B2		7.00		6/15/13	2,350		2,385,250
Magnum Hunter Resources, Inc., Sr. Notes	B2		9.60		3/15/12	460		515,200
Newfield Exploration Co., Sr. Sub. Notes	Ba3		6.625		9/1/14	4,560		4,617,000
Parker & Parsley Petroleum Co., Sr. Notes	Baa3		8.875		4/15/05	2,000		2,004,177
Parker Drilling Co.,
Sr. Notes	B2		9.625		10/1/13	1,450	(g)	1,602,250
Sr. Notes, Ser. B	B2		10.125		11/15/09	1,583		1,664,129
Premcor Refining Group, Inc.,
Sr. Notes	Ba3		6.75		2/1/11	3,000	(g)	3,067,500
Sr. Notes	Ba3		9.50		2/1/13	6,550		7,319,625
Sr. Notes	Ba3		6.75		5/1/14	390		390,000
Sr. Sub. Notes	B2		7.75		2/1/12	2,875	(g)	2,968,437

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005 (unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Stone Energy Corp., Sr. Sub. Notes	B2	8.25	12/15/11	2,000		2,085,000
Vintage Petroleum, Inc.,
Sr. Notes	Ba3	8.25	5/1/12	2,960		3,204,200
Sr. Sub. Notes	B1	7.875	5/15/11	2,625	(g)	2,782,500

						59,480,268

Foods 1.9%
Agrilink Foods, Inc., Sr. Sub. Notes (cost $1,450,379; purchased 10/13/99)	B3	11.875	11/1/08	1,558	(b)(k)	1,616,425
Ahold Finance USA, Inc. (Netherlands), Notes	Ba2	8.25	7/15/10	1,840	(i)(g)	2,019,400
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	4,400		4,763,000
Delhaize America, Inc., Gtd. Notes	Ba1	8.125	4/15/11	4,055		4,507,218
Dole Food Co., Inc.
Gtd. Notes	B2	7.25	6/15/10	555		560,550
Sr. Notes	B2	8.625	5/1/09	7,100		7,455,000
Dominos, Inc., Sr. Sub. Notes	B2	8.25	7/1/11	2,127		2,222,715
Iowa Select Farms LP, Sec’d. Notes, PIK, 144A (cost $457,887; purchased 9/9/04)	NR	6.50	12/1/12	693	(k)	346,706
Pathmark Stores, Inc., Gtd. Notes	Caa1	8.75	2/1/12	2,620		2,547,950
Smithfield Foods, Inc.,
Sr. Notes	Ba2	8.00	10/15/09	405		429,300
Sr. Notes	Ba2	7.00	8/1/11	2,900		2,968,875
Sr. Notes	Ba2	7.75	5/15/13	3,750		3,975,000
Specialty Foods Acquisition Corp., Sr. Sec’d.
Disc. Deb. 144A (cost $190,765; purchased 1/14/00)	NR	13.00	6/15/09	460	(d)(e)(f)(k)	5
Stater Bros. Holdings, Inc., Sr. Notes	B1	8.125	6/15/12	1,620	(g)	1,563,300

						34,975,444

Gaming 6.1%
Argosy Gaming Co.
Sr. Sub. Notes	Ba3	9.00	9/1/11	2,310	(g)	2,526,562
Sr. Sub. Notes	B1	7.00	1/15/14	3,875		4,189,844
Aztar Corp.
Sr. Sub. Notes	Ba3	9.00	8/15/11	400		432,000
Sr. Sub. Notes	Ba3	7.875	6/15/14	4,320	(g)	4,590,000
Boyd Gaming Corp.
Sr. Sub. Notes	B1	8.75	4/15/12	2,800	(g)	3,031,000
Sr. Sub. Notes	B1	6.75	4/15/14	1,325	(g)	1,308,438
Circus Circus Enterprises, Inc., Notes	Ba2	6.45	2/1/06	2,925	(g)	2,961,563
Isle of Capri Casinos, Inc.
Sr. Sub. Notes	B2	9.00	3/15/12	910	(g)	989,625
Sr. Sub. Notes	B2	7.00	3/1/14	2,975		2,945,250
Kerzner International Ltd. (Bahamas), Gtd.
Notes	B2	8.875	8/15/11	7,525	(i)	8,070,562
Mandalay Resort Group, Sr. Notes	Ba2	9.50	8/1/08	3,500	(g)	3,823,750
MGM Mirage, Inc.,
Gtd. Notes	Ba3	9.75	6/1/07	10,300	(g)	11,072,500
Gtd. Notes	Ba2	6.00	10/1/09	16,640		16,411,200
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba3	6.375	7/15/09	3,765		3,736,762
Sr. Sub. Notes	Ba3	8.00	4/1/12	4,510	(g)	4,780,600
Park Place Entertainment Corp.,
Sr. Notes	Ba1	8.50	11/15/06	1,275	(g)	1,340,344
Sr. Sub. Notes	Ba2	7.875	12/15/05	3,500		3,574,375

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005 (unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sr. Sub. Notes	Ba2	9.375	2/15/07	2,100		2,233,875
Sr. Sub. Notes	Ba2	8.875	9/15/08	2,240		2,455,600
Sr. Sub. Notes	Ba2	7.875	3/15/10	2,405	(g)	2,621,450
Sr. Sub. Notes	Ba2	8.125	5/15/11	6,800	(g)	7,531,000
Penn National Gaming, Inc., Sr. Sub. Notes, 144A	B3	6.75	3/1/15	2,750		2,708,750
Station Casinos, Inc., Sr. Notes	Ba3	6.00	4/1/12	4,500		4,466,250
Wynn Las Vegas LLC, 144A	B2	6.625	12/1/14	11,525	(g)	10,948,750

						108,750,050

Health Care & Pharmaceutical 9.5%
Alliance Imaging, Inc., Sr. Sub. Notes, 144A	B3	7.25	12/15/12	2,500		2,362,500
Concentra Operating Corp., Gtd. Notes	B3	9.50	8/15/10	4,500		4,815,000
Coventry Health Care, Inc.
Sr. Notes	Ba1	8.125	2/15/12	1,850	(g)	2,007,250
Sr. Notes, 144A	Ba1	5.875	1/15/12	1,265		1,265,000
Davita, Inc., Sr. Sub. Notes, 144A	B3	7.25	3/15/15	6,625	(g)	6,492,500
Elan Finnace PLC, Sr. Notes, 144A (Ireland)	B3	7.75	11/15/11	2,450	(g)	1,831,375
Fresenius Med. Care Capital Trust, Gtd. Notes	Ba2	7.875	6/15/11	110		119,075
HCA, Inc.
Deb.	Ba2	7.50	11/15/95	1,500		1,439,226
Notes	Ba2	8.85	1/1/07	4,632		4,919,073
Notes	Ba2	5.50	12/1/09	7,400		7,317,039
Notes	Ba2	8.70	2/10/10	2,650		2,937,846
Notes	Ba2	8.75	9/1/10	3,300		3,711,130
Notes	Ba2	9.00	12/15/14	5,500		6,392,127
Notes	Ba2	6.375	1/15/15	4,000	(g)	3,970,568
Notes	Ba2	7.69	6/15/25	3,290		3,383,074
HEALTHSOUTH Corp.
Notes	NR	7.625	6/1/12	6,900	(g)	6,624,000
Sr. Notes	NR	8.50	2/1/08	11,200		11,144,000
Iasis Healthcare Capital Corp. LLC, Sr. Sub.
Notes	B3	8.75	6/15/14	2,000		2,085,000
Inverness Medical Innovations, Inc., Sr. Sub.
Notes	Caa1	9.25	2/15/12	3,475		3,527,125
Magellan Health Services, Inc.
Sr. Notes, Ser. A	B3	9.375	11/15/08	10,915		11,747,616
Sr. Notes, Ser. B	B3	9.375	11/15/08	1,115		1,194,629
Medco Health Solutions, Inc., Sr. Notes	Ba1	7.25	8/15/13	4,370		4,830,410
Medical Device Manufacturing, Inc., Sr. Sub. Notes, Ser. B, 144A	Caa1	10.00	7/15/12	4,975		5,323,250
Medquest, Inc., Gtd. Notes, Ser. B	Caa1	11.875	8/15/12	9,325	(g)	9,138,500
NeighborCare, Inc., Sr. Sub. Notes	Ba3	6.875	11/15/13	1,960		2,058,000
Omega Healthcare Investors, Inc.
Notes	B1	6.95	8/1/07	7,225		7,441,750
Sr. Notes	B1	7.00	4/1/14	2,100		2,100,000
Res-Care, Inc., Sr. Notes	B2	10.625	11/15/08	7,950		8,586,000
Select Medical Corp., Sr. Sub. Notes, 144A	B3	7.625	2/1/15	4,525		4,525,000
Senior Housing Trust, Sr. Notes	Ba2	8.625	1/15/12	3,675		4,060,875
Tenet Healthcare Corp.,
Sr. Notes	B3	6.375	12/1/11	1,850		1,706,625
Sr. Notes	B3	6.50	6/1/12	800		736,000
Sr. Notes	B3	9.875	7/1/14	3,500		3,640,000
Sr. Notes, 144A	B3	9.25	2/1/15	3,525	(g)	3,516,188
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes	Caa1	9.00	10/1/14	2,000		2,105,000

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005 (unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Ventas Realty LP,
Sr. Notes	Ba3	8.75	5/1/09	4,000	(g)	4,350,000
Sr. Notes	Ba3	9.00	5/1/12	6,525		7,405,875
Warner Chilcott Corp., Sr. Sub. Notes, 144A	Caa1	8.75	2/1/15	8,725	(g)	8,768,625

						169,577,251

Lodging & Leisure 5.0%
Felcor Lodging LP
Gtd. Notes	B1	9.00	6/1/11	4,825	(g)	5,186,875
Sr. Notes	B1	6.874(j)	6/1/11	1,765		1,817,950
Felcor Suites LP, Gtd. Notes	B1	7.625	10/1/07	3,425	(g)	3,540,594
HMH Properties, Inc., Gtd. Notes, Ser. B	Ba3	7.875	8/1/08	1,949		1,987,980
Host Marriott Corp.,, Gtd. Notes, Ser. I	Ba3	9.50	1/15/07	11,115	(g)	11,726,325
Host Marriott LP
Sr. Notes	Ba3	7.125	11/1/13	9,440	(g)	9,369,200
Sr. Notes, Ser. M	Ba3	7.00	8/15/12	6,500		6,435,000
ITT Corp.,
Deb.	Ba1	7.375	11/15/15	7,560		8,127,000
Notes	Ba1	6.75	11/15/05	7,365	(g)	7,420,237
John Q. Hammons Hotels, Inc., 1st Mtge,
Notes, Ser. B	B2	8.875	5/15/12	2,104		2,256,540
La Quinta Inns, Inc., Sr. Notes	Ba3	7.40	9/15/05	1,200		1,212,000
La Quinta Properties, Inc.
Notes	Ba3	8.875	3/15/11	5,950		6,426,000
Sr. Notes	Ba3	7.00	8/15/12	225		227,813
Meditrust Corp., Notes	Ba3	7.00	8/15/07	1,150		1,170,125
Royal Caribbean Cruises Ltd.,
Debs.	Ba1	7.50	10/15/27	875		931,875
Sr. Notes	Ba1	8.75	2/2/11	850	(g)	965,813
Sr. Notes	Ba1	6.875	12/1/13	8,625		8,991,562
Starwood Hotels & Resorts Worldwide, Inc.,
Gtd. Notes	Ba1	7.375	5/1/07	10,500		10,841,250
Gtd. Notes	Ba1	7.875	5/1/12	390	(g)	426,075

						89,060,214

Media & Entertainment 7.0%
Advertising Directory Solution, (cost $3,250,000; purchased 11/5/04)	B3	6.56	5/3/12	3,250	(k)	3,320,418
AMC Entertainment, Inc., Sr. Sub. Notes	B3	8.00	3/1/14	4,075	(g)	3,891,625
American Color Graphics, Inc., Sr. Notes	Caa3	10.00	6/15/10	2,225	(g)	1,446,250
CanWest Media, Inc. (Canada),
Gtd. Notes	Ba3	7.625	4/15/13	530	(i)	559,150
Sr. Sub. Notes	B2	10.625	5/15/11	5,600	(i)	6,104,000
Cinemark, Inc., Sr. Sub. Notes	B3	9.00	2/1/13	1,150		1,247,750
Dex Media East LLC, Gtd. Notes	B2	12.125	11/15/12	9,660	(g)	11,447,100
Dex Media West LLC, Sr. Sub. Notes	B2	9.875	8/15/13	10,405		11,601,575
Dex Media, Inc., Notes	B3	8.00	11/15/13	2,645	(g)	2,737,575
DirecTV Holdings, Sr. Notes	Ba2	8.375	3/15/13	4,745		5,136,462
Echostar DBS Corp.,
Sr. Notes	Ba3	9.125	1/15/09	3,697	(g)	3,955,790
Sr. Notes, 144A	Ba3	6.625	10/1/14	1,600		1,546,000
Gray Television, Inc., Sr. Sub. Notes	B2	9.25	12/15/11	6,395		6,906,600
Intelsat Bermuda Ltd. (Bermuda), Sr. Notes, 144A	B2	8.25	1/15/13	9,750	(i)	9,847,500
Intrawest Corp. (Canada), Sr. Notes	B1	7.50	10/15/13	2,275	(i)	2,280,688
Medianews Group, Inc.,
Sr. Sub. Notes	B2	6.875	10/1/13	3,825		3,748,500

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005 (unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sr. Sub. Notes, 144A	B2	6.375	4/1/14	3,175	(g)	3,016,250
Morris Publishing Group LLC, Sr. Sub. Notes	Ba3	7.00	8/1/13	1,460		1,445,400
New Skies Satellites NV
Sr. Notes (cost $1,750,000; purchased 11/1/04)	B1	6.04	4/26/11	1,412	(k)	1,429,231
Sr. Notes, 144A	B3	7.438(j)	11/1/11	1,725		1,759,500
Sr. Sub. Notes, 144A	Caa1	9.125	11/1/12	1,900	(g)	1,938,000
Quebecor Media, Inc. (Canada)
Sr. Disc. Notes, Zero Coupon (until 7/15/06)	B2	Zero	7/15/11	14,180	(i)	13,896,400
Sr. Notes	B2	11.125	7/15/11	1,000	(i)	1,105,000
RH Donnelley Finance Corp. I, Sr. Sub. Notes, 144A	B2	10.875	12/15/12	5,675	(g)	6,540,437
Sinclair Broadcast Group, Inc., Sr. Sub.
Notes	B2	8.75	12/15/11	3,490		3,664,500
Six Flags, Inc., Sr. Notes	Caa1	9.625	6/1/14	3,315	(g)	3,058,088
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75	2/15/14	3,150		3,087,000
Vertis, Inc.,
Gtd. Notes, Ser. B	Caa1	10.875	6/15/09	1,190		1,118,350
Sec’d. Notes	B3	9.75	4/1/09	6,625		6,923,125

						124,758,264

Metals 3.2%
AK Steel Corp.,
Gtd. Notes	B1	7.875	2/15/09	7,525	(g)	7,374,500
Gtd. Notes	B1	7.75	6/15/12	2,000		1,925,000
Arch Western Finance LLC,, Sr. Notes	Ba3	6.75	7/1/13	5,570	(g)	5,597,850
Century Aluminum Co., Gtd. Notes	B1	7.50	8/15/14	4,800		4,848,000
CSN Islands VII Corp., Gtd. Notes, 144A (cost $7,904,917; purchased 9/5/03)	B1	10.75	9/12/08	7,790	(k)	8,549,525
Ispat Inland ULC, Sec’d.	Ba1	9.75	4/1/14	9,000		10,530,000
LTV Corp., Sr. Notes	NR	11.75	11/15/09	7,100	(e)	71
Lukens, Inc., Sr. Notes (cost $4,492,258; purchased 11/18/98)	NR	6.50	2/1/06	5,000	(e)(k)	50
Novelis, Inc., Sr. Notes, 144A	B1	7.25	2/15/15	5,000		4,900,000
Oregon Steel Mills, Inc., Gtd. Notes	B1	10.00	7/15/09	5,825	(g)	6,305,562
Peabody Energy Corp., Sr. Notes	Ba3	5.875	4/15/16	1,600	(g)	1,544,000
Russel Metals, Inc. (Canada), Sr. Notes	Ba3	6.375	3/1/14	1,000	(g)(i)	970,000
Ryerson Tull, Inc., Sr. Notes	B2	8.25	12/15/11	1,000		950,000
United States Steel LLC, Sr. Notes, Ser. B	Ba2	10.75	8/1/08	3,000		3,450,000

						56,944,558

Packaging 3.5%
Anchor Glass Container Corp., Sec’d. Notes	B2	11.00	2/15/13	5,440		4,909,600
Berry Plastics Corp., Gtd. Notes	B3	10.75	7/15/12	7,025	(g)	7,920,688
Crown Cork & Seal Finance PLC (United Kingdom)	B3	7.00	12/15/06	7,765	(i)	7,939,713
Crown European Holdings SA (France), Sec’d.
Notes	B1	9.50	3/1/11	6,250	(i)	6,859,375
Graham Packaging Co., Inc.
Sr. Notes, 144A	Caa1	8.50	10/15/12	2,875	(g)	2,875,000
Sr. Sub. Notes, 144A	Caa2	9.875	10/15/14	4,575	(g)	4,575,000
Greif Brothers Corp., Sr. Sub. Notes	B1	8.875	8/1/12	8,550		9,234,000
Owens-Brockway Glass Container,
Gtd. Notes	B1	7.75	5/15/11	7,730	(g)	8,097,175
Sec’d. Notes	B1	8.75	11/15/12	5,785	(g)	6,320,112
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	3,300		3,333,000

						62,063,663

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005 (unaudited)

Description	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
Paper 3.6%
Abitibi-Consolidated, Inc. (Canada)
Debs.	Ba3	8.85		8/1/30	2,200	(g)(i)	2,062,500
Notes	Ba3	5.25		6/20/08	2,300	(g)(i)	2,150,500
Notes	Ba3	6.00		6/20/13	1,435	(g)(i)	1,241,275
Ainsworth Lumber Co. Ltd. (Canada)
Sr. Notes	B2	6.75		3/15/14	4,955	(i)	4,707,250
Sr. Notes, 144A	B2	6.84	(j)	10/1/10	1,500	(i)	1,522,500
Sr. Notes, 144A	B2	7.25		10/1/12	820	(i)	803,600
Bowater Finance Corp. (Canada), Gtd. Notes	Ba3	7.95		11/15/11	740	(i)	767,750
Caraustar Industrials, Inc., Sr. Sub. Notes	Caa1	9.875		4/1/11	2,825	(g)	2,966,250
Cascades, Inc. (Canada)
Sr. Notes	Ba3	7.25		2/15/13	2,200	(g)(i)	2,255,000
Sr. Notes, 144A	Ba3	7.25		2/15/13	2,000	(i)	2,050,000
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75		3/15/10	5,000		5,150,000
Georgia-Pacific Corp.,
Deb.	Ba3	7.70		6/15/15	4,000	(g)	4,385,000
Deb.	Ba3	7.375		12/1/25	1,500		1,567,500
Gtd. Notes	Ba2	9.375		2/1/13	4,600	(g)	5,140,500
Notes	Ba3	8.875		5/15/31	1,400		1,687,000
Notes (cost $1,674,000; purchased 5/13/04)	Ba3	7.50		5/15/06	1,600	(k)	1,632,000
Mercer International, Inc., Sr. Notes	Caa1	9.25		2/15/13	2,750		2,598,750
Millar Western Forest Products Ltd., Sr.
Notes	B2	7.75		11/15/13	3,675		3,638,250
Smurfit-Stone Container Corp.
Gtd. Notes	B2	8.25		10/1/12	4,475		4,598,063
Gtd. Notes	B2	7.50		6/1/13	4,500		4,477,500
Sr. Notes	B2	8.375		7/1/12	2,400	(g)(i)	2,478,000
Tembec Industries, Inc.
Gtd. Notes	B2	8.625		6/30/09	1,675	(g)	1,616,375
Gtd. Notes	B2	7.75		3/15/12	5,695	(g)	5,182,450

							64,678,013

Pipelines & Other 4.4%
AmeriGas Partners & Eagle, Sr. Notes, Ser. B	B2	8.875		5/20/11	4,600		4,876,000
El Paso Corp., Sr. Notes	Caa1	7.00		5/15/11	13,210	(g)	12,681,600
El Paso Production Holding Co., Sr. Notes	B3	7.75		6/1/13	6,875	(g)	6,960,938
Enterprise Products Operating L.P.,, Sr.
Notes, Ser. B	Baa3	5.60		10/15/14	4,525		4,465,858
Ferrellgas Partner LP,
Sr. Notes	B2	8.75		6/15/12	2,590		2,693,600
Sr. Notes	Ba3	6.75		5/1/14	750		731,250
Gazprom
Notes	BB-(a)	10.50		10/21/09	2,080		2,394,704
Notes, 144A	BB-(a)	9.625		3/1/13	5,000		5,712,500
Pacific Energy Partners LP, Sr. Notes	Ba2	7.125		6/15/14	2,700		2,794,500
Tennessee Gas Pipeline Co.,
Deb.	B1	7.00		10/15/28	3,200		3,139,913
Deb.	B1	7.625		4/1/37	8,615	(g)	8,834,028
Deb. (cost $3,852,487; purchased 12/3/02)	B1	7.00		3/15/27	4,355	(g)(k)	4,504,281
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125		6/1/10	1,890		2,003,400
Williams Cos., Inc.,
Notes	B1	7.125		9/1/11	10,275	(g)	10,724,531
Notes	B1	8.125		3/15/12	6,110	(g)	6,690,450

							79,207,553

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005 (unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Retailers 2.3%
Asbury Automotive Group, Inc., Sr. Sub Notes, 144A	B3	8.00	3/15/14	2,800	(g)	2,716,000
AutoNation, Inc., Sr. Notes	Ba2	9.00	8/1/08	2,000		2,200,000
Dillard’s, Inc., Notes	B2	7.85	10/1/12	1,950		2,101,125
JC Penney Co., Inc.,
Deb.	Ba2	6.875	10/15/15	250		227,500
Deb.	Ba2	7.65	8/15/16	975		926,250
Deb.	Ba2	7.125	11/15/23	5,250	(g)	5,197,500
Deb.	Ba2	7.40	4/1/37	585		503,100
Notes	Ba2	8.00	3/1/10	3,650		3,650,000
Notes	Ba2	9.00	8/1/12	425		442,000
Jean Coutu Group (PJC), Inc.
Sr. Notes	B2	7.625	8/1/12	350	(g)	357,000
Sr. Sub. Notes	B3	8.50	8/1/14	5,470	(g)	5,312,737
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	4,285		4,434,975
Rite Aid Corp., Sec’d. Notes	B2	8.125	5/1/10	3,745		3,801,175
Saks, Inc.
Notes	Ba3	7.00	12/1/13	2,905	(g)	2,629,025
Notes	Ba3	7.375	2/15/19	1,815		1,624,425
Sonic Automotive, Inc., Sr. Sub. Notes	B2	8.625	8/15/13	2,375		2,363,125
Toys “R” Us, Inc.
Notes	Ba2	7.625	8/1/11	1,000	(g)	940,000
Notes	Ba2	7.875	4/15/13	1,045	(g)	932,663

						40,358,600

Technology 2.9%
Amkor Technology, Inc., Sr. Notes	B3	7.125	3/15/11	1,700	(g)	1,432,250
Ampex Corp., Sec’d. Notes, PIK (cost $109,339; purchased 7/15/98)	NR	12.00	8/15/08	354	(k)	88,598
Flextronics Int’l., Ltd. (Singapore)
Sr. Sub. Notes	Ba2	6.50	5/15/13	5,220	(g)(i)	5,180,850
Sr. Sub. Notes	Ba2	6.25	11/15/14	4,500	(i)	4,275,000
Freescale Semiconductor, Inc., Sr. Notes	Ba2	7.125	7/15/14	1,160	(g)	1,212,200
Iron Mountain, Inc., Sr. Sub. Notes	Caa1	8.625	4/1/13	6,075		6,135,750
Nortel Networks Corp. (Canada)	B3	4.25	9/1/08	3,070	(g)(i)	2,839,750
Nortel Networks Ltd. (Canada), Notes	B3	6.125	2/15/06	2,720	(g)(i)	2,726,800
Sanmina-SCI Corp.
Gtd. Notes	Ba2	10.375	1/15/10	4,290		4,804,800
Sr. Sub. Notes, 144A	B1	6.75	3/1/13	6,000		5,625,000
Seagate Technology International, Gtd. Notes	Ba2	8.00	5/15/09	9,650		10,253,125
STATS ChipPAC Ltd., Sr. Notes, 144A	Ba2	6.75	11/15/11	2,565	(g)	2,423,925
UGS Corp., Sr. Sub. Notes, 144A	B3	10.00	6/1/12	1,100		1,215,500
Xerox Corp.
Sr. Notes	Ba2	6.875	8/15/11	1,450	(d)	1,477,188
Sr. Notes	Ba2	7.625	6/15/13	1,880	(d)	1,964,600

						51,655,336

Telecommunications 6.3%
Alamosa, Inc.
Sr. Notes	Caa1	11.00	7/31/10	3,663	(g)	4,166,662
Sr. Notes	Caa1	8.50	1/31/12	1,950	(g)	2,020,688
American Tower Corp., Sr. Notes	B3	9.375	2/1/09	808	(g)	848,400

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005 (unaudited)

Description	Moody’s Rating		Interest Rate		Maturity Date	Principal Amount (000)		Value
AT&T Corp.
Sr. Notes	Ba1		9.05		11/15/11	6,146		6,983,392
Sr. Notes	Ba1		9.75		11/15/31	2,350		2,867,000
Bestel SA (Mexico), Sr. Disc. Notes (cost $4,594,620; purchased 5/13/98)	NR		12.75		5/15/05	4,850	(b)(d)(e)(i)(k)	824,500
Centennial Communications Corp., Sr. Notes	Caa1		8.125		2/1/14	1,775		1,819,375
Cincinnati Bell, Inc., Sr. Sub. Notes	B3		8.375		1/15/14	3,480	(g)	3,427,800
Citizens Communications Co.
Notes	Ba3		9.25		5/15/11	3,685		4,035,075
Sr. Notes	Ba3		6.25		1/15/13	5,085	(g)	4,779,900
Crown Castle International Corp.
Sr. Notes	B3		9.375		8/1/11	1,147		1,247,363
Sr. Notes	B3		10.75		8/1/11	5,520		5,892,600
Sr. Notes, Ser. B	B3		7.50		12/1/13	7,325		8,039,187
Dobson Cellular Systems, Inc.
Sec’d. Notes, 144A	B2		7.492	(j)	11/1/11	2,175		2,229,375
Sec’d. Notes, 144A	B2		8.375		11/1/11	1,550	(g)	1,581,000
Eircom Funding, Gtd. Notes (Ireland)	B1		8.25		8/15/13	2,775	(i)	3,017,813
MCI, Inc.
Sr. Notes	B2		7.688		5/1/09	14,175		14,742,000
Sr. Notes	B2		8.735		5/1/14	475	(g)	522,500
Nextel Communications, Inc., Sr. Notes	Ba3		5.95		3/15/14	2,000	(g)	1,990,000
Qwest Corp., Notes, 144A	Ba3		7.875		9/1/11	1,150	(g)	1,184,500
Qwest Services Corp., Notes, 144A	Caa1		14.00		12/15/10	19,506		22,578,195
Rogers Wireless Communications, Inc. (Canada),
Sr. Sec’d. Notes	Ba3		9.625		5/1/11	5,100	(i)	5,788,500
Sr. Sec’d. Notes	Ba3		6.375		3/1/14	1,200	(g)(i)	1,164,000
Sr. Sub. Notes	B2		8.00		12/15/12	225	(g)(i)	231,187
SBA Communications Corp., Sr. Notes, 144A	Caa1		8.50		12/1/12	1,200		1,242,000
Triton PCS, Inc., Gtd. Notes	Caa1		8.50		6/1/13	2,140		1,968,800
Ubiquitel Operating Co.
Sr. Notes	Caa1		9.875		3/1/11	1,400	(g)	1,543,500
Sr. Notes, 144A	Caa1		9.875		3/1/11	4,125		4,547,813
US Unwired, Inc., Sr. Sec’d. Notes, Ser. B	B2		7.26	(j)	6/15/10	1,850	(g)	1,910,125

								113,193,250

Tobacco 0.2%
Dimon, Inc., Sr. Notes	B1		9.625		10/15/11	3,150		3,555,563
North Atlantic Holding, Inc., Sr. Disc. Notes	Caa3		Zero		3/1/14	3,225		612,750

								4,168,313

Total corporate bonds (cost $1,616,244,629)								1,628,321,936

SOVEREIGN BONDS 1.9%
Republic of Argentina,
Bonds	Caa1		2.332		4/30/13	EUR 6,815	(i)	5,009,025
Bonds	NR		9.75		11/26/49	EUR 2,000	(i)	785,040
Bonds	D	(a)	10.00		12/7/49	EUR 2,000	(i)	782,965
Notes	Ca		Zero		2/26/08	EUR 1,000	(i)	414,816
Notes	Ca		8.00		10/30/09	EUR 2,000	(i)	402,975
Notes	Caa1		3.01		8/3/12	EUR 4,655	(i)(g)	3,914,855
Notes	D	(a)	9.00		6/20/49	EUR 4,000	(i)	1,629,709
Notes	D	(a)	9.25		7/20/49	EUR 3,000	(i)	1,215,282
Notes	Ca		9.00		9/19/49	EUR 8,200	(i)	1,684,807

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005 (unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Notes	Ca	Zero	11/14/49	EUR 2,000	(i)	403,108
Sr. Notes (cost $392,570; purchased 11/16/04)	B1	9.50	3/4/49	EUR 1,000	(i)(k)	401,853
Sr. Notes (cost $582,982; purchased 10/25/04)	Ca	10.25	2/6/49	EUR 3,000	(i)(k)	616,393
Republic of Brazil,
Notes	B1	8.00	4/15/14	3,120	(g)(i)	3,092,424
Notes	B1	8.25	1/20/34	2,375	(g)(i)	2,109,000
Republic of Colombia, Notes	Ba2	10.00	1/23/12	4,531	(g)(i)	4,893,480
Republic of Philippines, Notes	B1	9.375	1/18/17	6,260	(g)(i)	6,604,300

Total sovereign bonds (cost $33,893,195)						33,960,032

				Shares
COMMON STOCKS 1.5%
Birch Telecom, (cost $5,000,000; purchased 6/18/98)				31,304	(c)(f)(k)	313
Classic Communications, Inc., (cost $0; purchased 5/3/99)				3,000	(c)(f)(k)	30
Color Spot Nurseries, Inc., (cost $5,070,366; purchased 12/30/03)				57,197	(c)(f)(k)	228,788
Firearms Training Systems, Inc.				122,000	(c)	163,480
GenTek, Inc.				26,175	(c)	431,757
IMPSAT Fiber Networks, Inc.				118,952	(c)	761,293
Kaiser Group Holdings, Inc.				21,359	(c)	624,751
Link Energy LLC, (cost $227,080; purchased 3/1/03)				20,000	(c)(k)	3,300
Nextel Communications, Inc., Cl. A				50,000	(c)(d)	1,421,000
NTL, Inc.				12,881	(c)	820,133
Peachtree Cable Assoc. Ltd., (cost $314,921; purchased 12/10/86)				31,559	(b)(c)(f)(k)	58,884
PSF Holdings Group, Inc., (cost $15,959,021; purchased 5/20/94)				9,517	(c)(f)(k)	18,558,481
Specialty Foods Acquisition Corp., 144A,(cost $0; purchased 1/7/00)				25	(c)(d)(f)(k)	0
Sterling Chemicals, Inc.				159	(c)	6,598
TRISM, Inc., (cost $0; purchased 3/7/00)				27,543	(b)(c)(d)(k)	207
UnitedGlobalCom, Inc., Cl. A				354,217	(c)(g)	3,350,893
Walter Industries, Inc.				4,274		181,859
York Research Corp., (cost $0; purchased 12/30/02)				15,105	(c)(k)	1

Total common stocks (cost $ 51,579,686)						26,611,768

PREFERRED STOCKS 1.4%
Building Materials & Construction 0.0%
New Millenium Homes LLC, Ser. A (cost $0; purchased 5/27/98)				2,000	(d)(f)(k)	20

Cable 0.0%
Adelphia Communications Corp., (cost $1,860,000; purchased 8/8/01)				20,000	(k)	60,000
PTV, Inc., Ser. A. 10.00%				9		34

						60,034

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005(unaudited)

Description		Shares		Value
Capital Goods 0.4%
Eagle-Picher Holdings, Inc., 11.75% (cost $8,699,886; purchased 2/19/98)		1,530	(k)	5,852,250
Kaiser Group Holdings, Inc., 7.00%, PIK		8,640		480,600

				6,332,850

Foods 0.0%
AmeriKing, Inc., 13.00% (cost $13,414; purchased 9/2/99)		1,619	(e)(k)	1

Media & Entertainment 0.8%
Paxon Communications Corp., 14.25%		1,290		8,804,250
Primedia, Inc., Ser. D. 10.00%		59,945		6,099,404

				14,903,654

Technology 0.2%
Xerox Corp., 6.25%		28,520	(d)	3,736,120

Telecommunications 0.0%
McLeodUSA, Inc., Ser. A, 2.50%		78,235		78,235
World Access, Inc., 13.25% (cost $6,500,000; purchased 4/7/98)		4,663	(f)(k)	5

				78,240

Total preferred stocks (cost $ 52,830,510)				25,110,919

	Expiration Date	Warrants
WARRANTS(C) 0.2%
Aladdin Gaming, (cost $0; purchased 2/18/98)	3/1/10	30	(b)(k)	3
Allegiance Telecom, Inc., (cost $0; purchased 1/29/98)	2/3/08	14	(b)(k)	1
Bell Technology Group Ltd., (cost $0; purchased 9/10/98)	5/1/05	9	(b)(k)	1
Bestel SA (Mexico), (cost $0; purchased 5/13/98)	5/15/05	12	(b)(d)(k)	1
GenTek, Inc.
(cost $2,725; purchased 8/3/99)	10/31/10	15	(k)	82,005
(cost $4,087; purchased 8/3/99)	10/31/08	31	(k)	190,806
GT Group Telecom, Inc. (Canada), 144A (cost $0; purchased 1/27/00)	2/1/10	9	(k)	9
HF Holdings, Inc., (cost $4,375; purchased 9/30/99)	9/27/09	4	(b)(f)(k)	4
ICG Communications, Inc., (cost $0; purchased 8/4/95)	10/15/05	128	(k)	13
McLeodUSA, Inc.	4/16/07	173		3,121
Price Communications Corp., (cost $0; purchased 7/31/97)	8/1/07	17	(b)(k)	822,642
Star Choice Communications (Canada)	12/15/05	124		951,065
Sterling Chemicals, Inc., (cost $ 0; purchased 8/16/96)	8/15/08	5	(k)	1
Telus Corp. (Canada)	9/15/05	109		2,281,221
TVN Entertainment	1/1/49	46		26,820

Dryden High Yield Fund, Inc.

Schedule of Investments as of March 31, 2005(unaudited)

Description	Expiration Date	Warrants		Value
Verado Holdings, Inc.	4/15/08	4		2,706
Versatel Telecom Int’l. NV (Netherlands), (cost $0; purchased 5/21/98)	5/15/08	10	(k)	1
Viasystems Group, Inc., (cost $3,297,246; purchased 11/17/97)	1/10/31	166	(f)(k)	17
Wam!Net, Inc.	3/1/05	23		2
XM Satellite Radio, Inc., 144A, (cost $3; purchased 3/10/00)	3/15/10	0	(k)	3

Total warrants(c) (cost $10,541,260)				4,360,442

Total long-term investments (cost $1,788,998,059)				1,739,218,059

		Shares
SHORT-TERM INVESTMENTS 22.6%
MONEY MARKET FUND
Dryden Core Investment Fund-Taxable Money Market Series (Note 3)(h) (cost $ 405,115,354)		405,115,354		405,115,354

Total Investments 119.8% (cost $ 2,194,113,413(m))				2,144,333,413
Liabilities in excess of other assets (19.8%)				(354,455,089)

Net Assets 100.0%				$1,789,878,324

144A - Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Standard & Poor’s rating.

(b)	Indicates a restricted security; the aggregate cost of such securities is $18,702,124. The aggregate value of $4,843,586 is approximately .27% of net assets.

(c)	Non-income producing security.

(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Fair valued security.

(g)	All or portion of security is on loan. The aggregate market value of such securities is $346,277,031; cash collateral of $364,873,807 (included in liabilities) was received with the portfolio purchased highly liquid short-term investments.

(h)	Represents security purchased, or portion thereof, purchased with cash collateral received for securities on loan.

(i)	US$ denominated foreign bonds.

(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at March 31, 2005.

(k)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $135,490,677. The aggregate value, $81,316,070 represents 4.54% of net assets.

(l)	The rate shown reflects the coupon rate after the stop date.

(m)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$2,196,546,118	$90,547,683	$142,760,388	$52,212,705

Outstanding forward foreign currency contract as of March 31, 2005 was as follows:

Foreign Currency Purchase Contracts	Current Value	Value at Settlement Date Payable	Unrealized Appreciation
Euro Currency, Expiring 4/14/05	$5,960,515	$5,747,433	$213,082

EUR – Euro Dollars.

GBP – Great Britain Pounds.

LLC – Limited Liability Company.

LP – Limited Partnership.

PIK - Payment-in-kind.

NR - Not Rated by Moody’s or Standard & Poor’s.

The	Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.